Retirement benefit obligations - Disclosure of changes in projected benefit obligation (Details) - RETIREMENT BENEFIT OBLIGATIONS - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset) at beginning of period	€ 756	€ 629	€ 610
Service cost	141	115	109
Past services cost	(205)
Interest cost	29	22	23
Benefits paid		(41)
Actuarial gains and losses	(93)	31	(112)
Net defined benefit liability (asset) at end of period	€ 627	€ 756	€ 629